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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: 1

This Amendment (check only one): [ ] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TD Ameritrade Trust Company
Address: 717 17th Street, Suite 1700
Denver, CO 80202

Form 13F File Number: 28-15163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David Rigsby
Title: Associate General Counsel
Phone: 303-294-5349

Signature, Place, and Date of Signing:

David Rigsby Denver, Colorado March 19, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Table Entry Total:                      20
Form 13F Information Table Value Total:     126,916

List of Other Included Managers:None


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TD Ameritrade Trust Company


Form 13F December 31 2011
Column 1			Column2			Column 3	Column 4			Column 5		Column 6	Column 7	Column 8

Name of 			Title of 		CUSIP		Value 		Shares/ 	SH/PRN 	PUT/CALL	Investment 	Other Manager	Voting Authority
Issuer				Class					(x$1000)	Prn Amt					Discretion			Sole	Shared	None
CLAYMORE EXCHANGE TRD FD TR	GUGG TIMBER ETF		18383Q879	2394		144738		SH			Sole				144738
ISHARES TR			BARCLYS 1-3 YR		464287457	1022		12093		SH			Sole				12093
ISHARES TR			BARCLYS TIPS BD		464287176	13155		112735		SH			Sole				112735
ISHARES TR			EPRA/NAR DEV R/E	464288489	971		38462		SH			Sole				38462
ISHARES TR			HIGH YLD CORP		464288513	5164		57740		SH			Sole				57740
ISHARES TR			IBOXX INV CPBD		464287242	6966		61238		SH			Sole				61238
ISHARES TR			S&P 500 VALUE		464287408	12906		223179		SH			Sole				223179
ISHARES TR			S&P MIDCAP 400		464287507	17005		194101		SH			Sole				194101
ISHARES TR			S&P SMLCAP 600		464287804	10413		152460		SH			Sole				152460
ISHARES TR			S&P500 GRW		464287309	12870		190865		SH			Sole				190865
POWERSHARES ETF TRUST II	SENIOR LN PORT		73936Q769	1750		73485		SH			Sole				73485
SPDR INDEX SHS FDS		DJ INTL RL ETF		78463X863	3558		111769		SH			Sole				111769
SPDR INDEX SHS FDS		GLB NAT RESRCE		78463X541	5188		105838		SH			Sole				105838
SPDR SERIES TRUST		BARC CAPTL ETF		78464A474	2486		82572		SH			Sole				82572
SPDR SERIES TRUST		DB INT GVT ETF		78464A490	3511		61865		SH			Sole				61865
SPDR SERIES TRUST		DJ REIT ETF		78464A607	3115		48370		SH			Sole				48370
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US		922042775	15101		380861		SH			Sole				380861
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	2391		30830		SH			Sole				30830
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	3509		91839		SH			Sole				91839
WISDOMTREE TR			EM LCL DEBT FD		97717X867	3441		70740		SH			Sole				70740